Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2020	12/31/2021

Trade payables	2,279	1,388
Collection accounts:
Taxes payable	1,465	1,210
Financial transactions pending settlement	8,281	10,504
Other financial liabilities	3,290	4,136
	15,315	17,238

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2020	12/31/2021

Mexican government securities	7,362	6,217
BPATS	912	—
CETES	—	2,426
UDIBONDS	—	1,861
Equity instruments	7	—
	8,281	10,504

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2020	12/31/2021

Retentions related to loans (*)	1,611	2,479
Other payable account	1,679	1,657
	3,290	4,136
(*)	These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.